K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

January 9, 2017

VIA EDGAR	Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.com

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust (File No. 811-07953) and AXA Premier VIP Trust (File No. 811-10509) – Preliminary Joint Proxy Statement on Schedule 14A

Dear Sir or Madam:

On behalf of EQ Advisors Trust (the “EQ Trust”) and AXA Premier VIP Trust (the “VIP Trust”) (each, a “Trust” and together, the “Trusts”), transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, is a preliminary joint proxy statement (the “Joint Proxy Statement”) to be used in connection with a joint special meeting of the shareholders of the series (each, a “Portfolio” and together, the “Portfolios”) of the Trusts anticipated to be held on March 28, 2017 (the “Meeting”). The Joint Proxy Statement consists of a Letter to Contractholders, a Notice of Joint Special Meeting of Shareholders, Contractholder Voting Instructions, and the Joint Proxy Statement relating to the Meeting.

The Meeting is being held (1) to elect the Board of Trustees of each Trust (Proposal 1); (2) to approve changes to the Portfolios’ fundamental investment restrictions with respect to diversification, issuing senior securities, borrowing money, underwriting, concentrating, investing in real estate, investing in commodities, and making loans (Proposals 2A through 2I); and (3) to approve changing Multimanager Technology Portfolio, a series of the EQ Trust, from a diversified fund to a non-diversified fund (Proposal 3). Information about each of Proposals 1, 2A through 2I, and 3 appears in the Joint Proxy Statement.

Proposal 1 in the Joint Proxy Statement is substantially similar to a proposal that the Staff reviewed in the recent preliminary proxy statement filed by 1290 Funds (Accession No. 0001193125-16-787142) (December 7, 2016) (the “1290 Funds PRE 14A”) and on which the Staff had no comments. The fund complex currently includes three separate investment companies -- the EQ Trust, the VIP Trust, and 1290 Funds. In Proposal 1, the shareholders of the EQ Trust are being asked to elect each of the eight current members of the Board of Trustees as well as two new trustee nominees. Currently, the VIP Trust is overseen by a Board of Trustees that, with the exception of one trustee, is composed of different individuals than those who serve on the Board of Trustees that oversees both the EQ Trust and 1290 Funds. In Proposal 1, the shareholders of the VIP Trust are being asked to elect the same Board of Trustees that is also being proposed for the EQ Trust (and, by means of a separate proxy statement, for 1290 Funds). If shareholders of the VIP Trust and the EQ Trust (and, separately, 1290 Funds) approve the election of the 10 trustee nominees, the same Board of Trustees would oversee all three Trusts.

January 9, 2017

Proposals 2A through 2I in the Joint Proxy Statement are substantially similar to proposals that the Staff reviewed in the 1290 Funds PRE 14A and reflect corresponding changes (to portions of the proposal discussions) that were made to 1290 Funds’ preliminary proxy statement in response to Staff comments that John Ganley provided by telephone on December 16, 2016, and were subsequently filed as correspondence (Accession No. 0001193125-16-799015 (December 20, 2016) prior to 1290 Funds’ definitive proxy statement filing on December 21, 2016.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosures

cc:	Patricia Louie, Esq.
Michael Weiner, Esq.
Anthony Geron, Esq.
Kiesha Astwood-Smith, Esq.
AXA Equitable Funds Management Group LLC